Intangible assets, net and Goodwill - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Increase (decrease) in intangible assets	$ 19.8
Amortization of intangible assets	$ 100.4	$ 109.2
Weighted average amortization period	11 years 9 months 25 days
Licenses and service agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	11 years 11 months 26 days
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years 5 months 12 days